Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended		7 Months Ended
	Dec. 31, 2017	Jul. 03, 2018	Jun. 30, 2018	Jul. 31, 2018	Aug. 09, 2018	Sep. 22, 2017
Subsequent Event [Line Items]
Common stock par value	$ 0.01		$ 0.01			$ 0.01
Common stock shares outstanding	91,567,982		91,567,982
Class A Common Shares
Subsequent Event [Line Items]
Common stock shares outstanding	90,562,138		91,151,018
Class B Common Shares
Subsequent Event [Line Items]
Conversion basis of common stock			one-for-one basis
Common stock shares outstanding	1,005,844		416,964
Extraordinary General Meeting | Second Amended and Restated Memorandum | Class A Common Shares
Subsequent Event [Line Items]
Conversion of shares, shares converted	110,440
Conversion of shares, shares issued			588,880
Common stock par value			$ 0.01
Extraordinary General Meeting | Second Amended and Restated Memorandum | Class B Common Shares
Subsequent Event [Line Items]
Conversion of shares, shares converted			588,880
Conversion of shares, shares issued	110,440
Common stock par value			$ 0.01
Subsequent event
Subsequent Event [Line Items]
Common stock shares outstanding					91,567,982
Subsequent event | Class A Common Shares
Subsequent Event [Line Items]
Common stock shares outstanding					91,191,468
Subsequent event | Class B Common Shares
Subsequent Event [Line Items]
Common stock shares outstanding					376,514
Subsequent event | Extraordinary General Meeting | Second Amended and Restated Memorandum | Class A Common Shares
Subsequent Event [Line Items]
Conversion of shares, shares issued				231,315
Common stock par value				$ 0.01
Subsequent event | Extraordinary General Meeting | Second Amended and Restated Memorandum | Class B Common Shares
Subsequent Event [Line Items]
Conversion of shares, shares converted				231,315
Common stock par value				$ 0.01
Subsequent event | Ocean Rig Crete
Subsequent Event [Line Items]
Payment of interim installment		$ 22,250